Note 9 - Investments - Movement in Available-For-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Equity securities, beginning of year	$ 1,179	$ 11,951
Disposition of equity securities at fair value	(1,111)	(6,371)
Unrealized loss for the period	(57)	(4,401)
Equity securities	$ 11	$ 1,179